S000063139 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares BB Rated Corporate Bond ETF | iShares BB Rated Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	8.86%	6.22%	11.43%	(10.58%)	4.07%